Details of Significant Accounts - Summary of Movements in Common Shares (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Oct. 24, 2019
Disclosure Of Classes Of Share Capital [Line Items]
Issued common shares				10,000,000	10,200,000
American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Issued common shares	3,915,550
Ending Balance	3,692,085
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning Balance	74,189,000	64,045,000	56,199,000
Issuance of Shares	10,000,000	10,200,000
Issued common shares	84,155,000	74,194,000	64,045,000
Restricted stocks retrieved from employees and to be cancelled		(5,000)
Ending Balance	84,155,000	74,189,000	64,045,000
Common Shares | Restricted Stocks
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of Shares			50,000
Cancellation of employee restricted stocks	(34,000)	(51,000)	(35,000)
Common Shares | American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of Shares			7,831,000
Ending Balance	7,384,170